Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Cash and Cash Equivalents
	As of	As of
	December 31, 2024	December 31, 2023
Cash on hand and petty cash	$1,980	$2,468
Checking accounts and demand deposits	647,126	556,994
	$649,106	$559,462